Supplementary Items to the Cash Flow - Schedule of Non-Cash Transactions (Details) - Non-Cash Transactions [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Business combination:
Trade accounts receivable, net			R$ 7,809	R$ 3,061
Other current assets			1,735	5,545
Other non-current assets				1,204
Property and equipment, net			1,735	172
Right-of-use assets, net	768		1,058	107
Lease liability	(768)		(1,972)	447
Intangible Assets			125,802	6,201
Goodwill			237,787	15,960
Accounts payable to suppliers			(7,808)	(894)
Salaries and labor charges			(4,127)
Loans and financing			(3,994)	(40)
Right-of-use lease liabilities			(1,058)	(118)
Taxes and fees			(3,253)
Other current liabilities				(28)
Deferred taxes			(40,730)	(2,421)
Deferred and contingent consideration			(282,205)	(25,849)
Other liabilities			(10,100)
Provisions for risks			(22,651)	(1,184)
Capital increase through the payment of subscription rights:
Capital reserve	2,000
Share capital	33,910
Subscription rights	(35,410)
Loans from investors	(300)
Loan premium	(200)
Conversion of deferred and contingent consideration to capital shares:
Deferred and contingent consideration	(64,255)
Capital reserve	64,255
Capitalization of related party loans:
Related party			3,201
Share capital			(3,201)	(3,000)
Capital reduction through the payment of subscription rights:
Capital reserve			1,500	R$ (3,000)
Related party			(1,500)
Creation of non-controlling interest at Mercos:
Deferred and contingent consideration		46,717
Capital reserve		(42,510)
Non-controlling interest		(4,207)
Conversion of subscription rights to capital shares:
Capital reserve		(1,500)
Share capital		1,500
Previously Stated [Member]
Business combination:
Right-of-use assets, net			1,972
Smart NX [Member]
Business combination:
Cash and cash equivalents	998
Trade accounts receivable, net	3,061
Other current assets	5,545
Other non-current assets	1,204
Property and equipment, net	172
Right-of-use assets, net	107
Intangible Assets	6,201
Goodwill	15,960
Accounts payable to suppliers	(894)
Salaries and labor charges	(776)
Loans and financing	(40)
Right-of-use lease liabilities	(118)
Taxes and fees	(940)
Other current liabilities	(1,211)
Deferred taxes	(2,421)
Deferred and contingent consideration	R$ (26,848)